Subsequent Events (Details Narrative) - $ / shares			1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 10, 2017	Mar. 31, 2017	Jun. 22, 2016	Jun. 02, 2017	Jun. 30, 2017	Dec. 31, 2016
Issuance of common stock			666,667	400,019	576,923
Option to purchase of common stock shares					145,000 [1]	142,500
Options purchase price per share					$ 4.74
Subsequent Event [Member]
Issuance of common stock		192,307
Subsequent Event [Member] | Underwriting Agreement [Member] | Representative’s Warrant [Member]
Warrants to purchase of common stock shares	120,000
Warrants exercise price per share	$ 5.40
Percentage of public offering price per units	120.00%
Percentage of gross proceeds of offering	7.00%
Subsequent Event [Member] | Underwriting Agreement [Member] | Roth Capital Partners, LLC [Member]
Number of units offering during the period	1,200,000
Issuance of common stock	1
Warrants to purchase of common stock shares	1
Units sold price per units	$ 4.50
Warrants exercisable to purchase of common stock shares	1
Warrants exercise price per share	$ 5.40
Percentage of public offering price per units	120.00%
Warrants redemption price per share	$ 0.15
Common stock shares issued price per share	$ 7.65
Option to purchase of common stock shares	180,000
Options purchase price per share	$ 4.49
Percentage of gross proceeds of offering	170.00%
Subsequent Event [Member] | Underwriting Agreement [Member] | Roth Capital Partners, LLC [Member] | Over-Allotment Option [Member]
Warrants to purchase of common stock shares	180,000
Warrants exercise price per share	$ 0.01

[1]	Options granted under 2016 Stock Incentive Plan